OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-FINANCIAL LIABILITIES
Dividends payable, Current	$ 29,020,899	$ 25,999,055
Others, Current	2,216,935	2,267,675
Total, Current	31,237,834	28,266,730
Others, Non-Current	23,784,817	21,472,048
Total, Non-Current	$ 23,784,817	$ 21,472,048